COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) shares in Millions	1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 17, 2022	Feb. 28, 2022	Jan. 31, 2022 tanker	Feb. 28, 2022 tanker vessel	Dec. 31, 2021 USD ($) tanker	Dec. 31, 2020 USD ($) vessel shares	Dec. 31, 2021 vessel	Dec. 31, 2021 shares	Dec. 31, 2021 carrier	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Finance lease liability					$ 524,200,000	$ 573,087,000
Restricted cash					8,338,000	$ 8,953,000					$ 3,495,000
Term of lease or charter						5 years
Long-term purchase commitment, amount					0
Subsequent Event
Loss Contingencies [Line Items]
Number of Suezmax tankers | tanker				3
Number of product tankers | tanker			4
Term of lease or charter	5 years	9 months	5 years	5 years
Common stock - Frontline Ltd
Loss Contingencies [Line Items]
Investment owned (in shares) | shares						1.4		1.4
Debt amount					15,600,000	$ 36,800,000				$ 36,800,000
Long-term debt, gross					15,639,000	15,639,000
Debt for acquired equipment
Loss Contingencies [Line Items]
Long-term line of credit					1,900,000,000
Debt for acquired equipment | Company and Subsidiaries
Loss Contingencies [Line Items]
Long-term line of credit						$ 1,800,000,000
Frontline forward contract
Loss Contingencies [Line Items]
Investment owned (in shares) | shares						1.4
Investment owned					10,200,000	$ 9,000,000
Frontline forward contract | Common stock - Frontline Ltd
Loss Contingencies [Line Items]
Investment owned (in shares) | shares						1.4		1.4
Installation of scrubbers
Loss Contingencies [Line Items]
Other commitment					0	$ 5,800,000
Number of vessels committed to vessel upgrades | vessel						9
Installation of BWTS
Loss Contingencies [Line Items]
Other commitment					2,700,000	$ 7,000,000
Number of vessels committed to vessel upgrades | vessel						16	5
Suezmax and Aframax LR2 tankers
Loss Contingencies [Line Items]
Other commitment					$ 190,000,000
Number of Suezmax tankers | tanker					2
Number of product tankers | tanker					2,000
Term of lease or charter					5 years
Suezmax and Aframax LR2 tankers | Subsequent Event
Loss Contingencies [Line Items]
Number of tankers delivered | vessel				4
Newbuilding dual-fuel car carriers using liquefied natural gas
Loss Contingencies [Line Items]
Other commitment					$ 254,200,000	$ 0
Number of dual-fuel car carriers							4		4